UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-07044

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	03/31/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
March 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.7%
Banks - 6.1%
Citigroup	145,326		9,809,505
First Republic Bank	43,088		3,990,380
			13,799,885
Capital Goods - 3.9%
Acuity Brands	13,147		1,829,931
Ferguson	95,367		7,173,430
			9,003,361
Consumer Durables & Apparel - 5.1%
Mattel	179,923		2,365,988
Newell Brands	145,391		3,704,563
PulteGroup	96,223		2,837,616
Under Armour, Cl. A	166,498	[a]	2,722,242
			11,630,409
Consumer Services - 1.9%
McDonald's	28,371		4,436,657
Diversified Financials - .7%
Gentera	2,182,577		1,600,570
Food & Staples Retailing - 4.3%
Costco Wholesale	23,064		4,345,950
Walgreens Boots Alliance	82,880		5,426,154
			9,772,104
Food, Beverage & Tobacco - 2.4%
Blue Buffalo Pet Products	138,321	[a]	5,506,559
Health Care Equipment & Services - 7.9%
Abbott Laboratories	98,043		5,874,737
Cerner	68,386	[a]	3,966,388
Medtronic	102,197		8,198,243
			18,039,368
Household & Personal Products - 8.1%
Colgate-Palmolive	99,046		7,099,617
Coty	278,271		5,092,359
Procter & Gamble	80,308		6,366,818
			18,558,794
Insurance - 5.3%
Intact Financial	105,841		7,953,171
Principal Financial Group	69,222		4,216,312
			12,169,483
Materials - 2.5%
Albemarle	62,061		5,755,537

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.7% (continued)
Media - 1.5%
Thomson Reuters		88,153		3,407,114
Pharmaceuticals, Biotechnology & Life Sciences - 5.1%
Gilead Sciences		152,879		11,525,548
Real Estate - 1.3%
Redwood Trust		186,166	[b]	2,879,988
Retailing - 2.2%
Dollar General		38,173		3,571,084
TripAdvisor		37,997	[a]	1,553,697
				5,124,781
Semiconductors & Semiconductor Equipment - 7.1%
Applied Materials		189,922		10,561,562
Maxim Integrated Products		93,352		5,621,657
				16,183,219
Software & Services - 19.9%
Accenture, Cl. A		26,896		4,128,536
Alphabet, Cl. A		10,544	[a]	10,935,604
Alphabet, Cl. C		1,847	[a]	1,905,716
Cognizant Technology Solutions, Cl. A		79,047		6,363,284
Intuit		20,912		3,625,095
Microsoft		172,036		15,701,726
Western Union		147,813		2,842,444
				45,502,405
Technology Hardware & Equipment - 7.9%
Cisco Systems		187,323		8,034,284
Samsung SDI, GDR		170,524	[c]	7,603,792
Stratasys		114,342	[a]	2,307,422
				17,945,498
Transportation - 1.6%
CH Robinson Worldwide		39,775		3,727,315
Utilities - 3.9%
CMS Energy		34,569		1,565,630
Eversource Energy		123,182		7,257,883
				8,823,513
Total Common Stocks (cost $205,368,088)				225,392,108
	Coupon
	Rate (%)
Other Investment - .6%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $1,358,740)	1.64	1,358,740	[d]	1,358,740

Total Investments (cost $206,726,828)	99.3%	226,750,848
Cash and Receivables (Net)	.7%	1,516,974
Net Assets	100.0%	228,267,822

GDR—Global Depository Receipt

[a]	Non-income producing security.
[b]	Investment in real estate investment trust.
[c]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities were valued at $7,603,792 or 3.33% of net assets.

[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
March 31, 2018 (Unaudited)

The following is a summary of the inputs used as of March 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other		Level 3 -Significant
	Unadjusted Quoted	Significant		Unobservable
	Prices	Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	197,654,031	-		-	197,654,031
Equity Securities—
Foreign Common
Stocks†	11,010,906	16,727,171	††	-	27,738,077
Registered Investment
Company	1,358,740	-		-	1,358,740

†	See Statement of Investments for additional detailed categorizations.
† †	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At March 31, 2018, accumulated net unrealized appreciation on investments was $20,024,020, consisting of $32,677,011 gross unrealized appreciation and $12,652,991 gross unrealized depreciation.

At March 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 18, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 18, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)